Balance Sheet	Feb. 28, 2017 USD ($)
CURRENT ASSETS:
Cash	$ 2,628
Total Current Assets	2,628
Total Assets	2,628
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Total Liabilities
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock $0.0001 par value: 5,000,000,000 shares authorized; none issued and outstanding
Common stock $0.0001 par value: 10,000,000,000 shares authorized; 10,000,000 shares issued and outstanding at February 28, 2017	1,000
Additional paid in Capital	3,000
Net Loss	(1,372)
Total Stockholders' Equity	2,628
Total Liabilities and Stockholders' Equity	$ 2,628